Cash Flow Information	6 Months Ended
Jun. 30, 2023
Disclosure Of Cash Flow Information [Abstract]
Cash Flow Information
21.
Cash flow information

Cash used in operations

		Six Months Ended June 30,
	Notes	2022	2023
		RMB’000	RMB’000

Net loss before income tax		(400,544)	(211,511)
Adjustments for:
Interest for lease liabilities	9	58	72
Investment income from investments in wealth management products	8	(140)	-
Interest income from investments at fair value through other comprehensive income	9	(1,088)	(8,998)
Interest income from investments at fair value through profit and loss	8	(386)	-
Amortization of intangible assets		31	31
Depreciation of property, plant and equipment	12	2,309	2,532
Depreciation of rights-of-use assets	13	918	945
Share-based compensation expenses	19	27,894	16,066
Net foreign exchange differences	8	(7,762)	(3,431)
Loss on disposal of land use rights and other	8	-	723
Loss on disposal of property, plant and equipment		4	1
Changes in working capital
Other receivables and prepayments		(1,541)	(3,198)
Other non-current assets		13,200	(3,575)
Other payables and accruals		2,807	(1,861)
Deferred income		-	(3,366)
Trade payables		21,783	104
Net cash used in operations		(342,457)	(215,466)

21.
Cash flow information (continued)

Supplemental Cash Flow Information:

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Interest received	206	8,231